Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund,
Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund,
Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund,
Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund (the Funds)

Supplement dated May 10, 2011

to the Prospectuses dated June 29, 2010 and Sept. 27, 2010

For each Fund

Effective May 10, 2011, the information in the “Summary of the Fund” under the caption “Fund Management” is hereby revised and replaced with the following:

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since

Anwiti Bahuguna, Ph.D.	Portfolio Manager	May 2010

Kent Bergene	Portfolio Manager	May 2010

Kent M. Peterson, Ph.D.	Portfolio Manager	May 2010

Todd White	Portfolio Manager	May 2011

The portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the Fund’s prospectus in the “More Information About the Funds” section under the caption “Fund Management and Compensation — ” is superseded and replaced as follows:

Portfolio Managers.  The portfolio managers responsible for the day-to-day management of the Fund are:

Anwiti Bahuguna, Ph.D., Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group where she worked as an investment professional since 2002.

•	Began investment career in 1998.

•	BS from St. Stephen’s College, Delhi University and a Ph.D. from Northeastern University.

Kent Bergene, Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the investment manager in 1981.

•	Vice President, Mutual Fund Products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

•	BS, University of North Dakota.

Kent M. Peterson, Ph.D., Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

•	Began investment career in 1999.

•	BA from Cornell University and a Ph.D. from Princeton University.

Todd White, Portfolio Manager

•	Managed the Fund since May 2011.

•	Managing Director, Head of Alternative and Absolute Return Investments.

•	Joined Columbia Management in 2008.

•	Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

•	Began investment career in 1986.

•	BS, Indiana University.

The rest of this section remains the same.

S-6507-14 A (5/11)